Particulars of the subsidiaries (Details)		12 Months Ended
	Jun. 15, 2022	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 HKD ($) shares
PRC subsidiaries
Registered capital/ issued share capital		¥ 998,000	¥ 978,000
Dragon Jade Holdings Limited
PRC subsidiaries
Number of shares issued | shares		1	1		1		1
Proportion of equity interest held (as a percent)		100.00%	100.00%
Peng Oi Investment (Hong Kong) Holdings Limited
PRC subsidiaries
Number of shares issued | shares		10,000	10,000		10,000		10,000
Proportion of equity interest held (as a percent)		100.00%	100.00%
Peng Yida Business Consulting (Shenzhen) Co.,Ltd
PRC subsidiaries
Registered capital/ issued share capital | $					$ 500,000,000		$ 500,000,000
Proportion of equity interest held (as a percent)		100.00%	100.00%
Shenzhen Pengai Hospital Investment Management Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 500,000,000	¥ 500,000,000
Proportion of equity interest held (as a percent)		100.00%	100.00%
Shenzhen Pengcheng Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 85,000,000	¥ 85,000,000
Proportion of equity interest held (as a percent)		100.00%	100.00%
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 130,000,000	¥ 130,000,000
Proportion of equity interest held (as a percent)		100.00%	100.00%
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)		87.00%	87.00%
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 6,000,000	¥ 6,000,000
Proportion of equity interest held (as a percent)		67.50%	67.50%
Shanghai Pengai Medical Technology Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 500,000	¥ 500,000
Proportion of equity interest held (as a percent)			100.00%
Shengli Aesthetic Technology Investment ,Hong Kong Company Limited
PRC subsidiaries
Number of shares issued | shares		10,000	10,000		10,000		10,000
Proportion of equity interest held (as a percent)			100.00%
Aih Investment Management Corp
PRC subsidiaries
Number of shares issued | shares		1,000,000	1,000,000		1,000,000		1,000,000
Par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01
Proportion of equity interest held (as a percent)		100.00%	100.00%
Shenzhen Pengai Culture Broadcast Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 1,000,000	¥ 1,000,000
Proportion of equity interest held (as a percent)		100.00%	100.00%
Shanghai Pengai Aesthetic Medical Outpatient Department Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 3,000,000	¥ 3,000,000
Proportion of equity interest held (as a percent)		80.00%	80.00%
Newa Medical Aesthetics Limited
PRC subsidiaries
Number of shares issued | shares		1,000,000	1,000,000		1,000,000		1,000,000
Proportion of equity interest held (as a percent)		100.00%	100.00%
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 18,800,000	¥ 18,800,000
Proportion of equity interest held (as a percent)	20.00%	96.00%	96.00%
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 12,000,000	¥ 12,000,000
Proportion of equity interest held (as a percent)		94.00%	94.00%
Shanghai Pengai Jiahong (formerly known as Shanghai Mingyue Yueji) Aesthetic Medical Outpatient Department Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 5,000,000	¥ 5,000,000
Proportion of equity interest held (as a percent)		64.00%	64.00%
Guangzhou Pengai Xiuqi Aesthetic Medical Outpatient Department Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 1,000,000	¥ 1,000,000
Proportion of equity interest held (as a percent)		73.00%	73.00%
Beijing AomeiYixin Investment ConsultantCo., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 500,000	¥ 500,000
Proportion of equity interest held (as a percent)		95.00%	95.00%
Beijing Aomei Yixin Investment Consultant Co., Ltd. Pengai (formerly known as Beijing Haiyue Xingguang) Aesthetic Medical Clinic
PRC subsidiaries
Proportion of equity interest held (as a percent)		95.00%	95.00%
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd
PRC subsidiaries
Registered capital/ issued share capital		¥ 10,000,000	¥ 10,000,000
Proportion of equity interest held (as a percent)		95.00%	95.00%
Shenzhen Ruimei Enterprise Management Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital		¥ 100,000	¥ 100,000
Proportion of equity interest held (as a percent)		100.00%	100.00%